Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2014
Short-term Borrowings

Short-term borrowings at March 31, 2013 and 2014 consist of the following:

	Yen in millions
	March 31,
	2013	2014
Loans, principally from banks, with a weighted-average interest at March 31, 2013 and March 31, 2014 of 2.31% and of 2.57% per annum, respectively	1,062,233	1,165,580
Commercial paper with a weighted-average interest at March 31, 2013 and March 31, 2014 of 0.52% and of 0.49% per annum, respectively	3,027,295	3,665,240

	4,089,528	4,830,820

Long-term Debt

Long-term debt at March 31, 2013 and 2014 comprises the following:

	Yen in millions
	March 31,
	2013	2014
Unsecured loans, representing obligations principally to banks, due 2013 to 2029 in 2013 and due 2014 to 2029 in 2014 with interest ranging from 0.00% to 27.30% per annum in 2013 and from 0.00% to 39.50% per annum in 2014	3,142,411	3,368,711
Secured loans, representing obligations principally to finance receivables securitization due 2013 to 2050 in 2013 and due 2014 to 2030 in 2014 with interest ranging from 0.10% to 11.75% per annum in 2013 and from 0.10% to 12.00% per annum in 2014	993,019	1,226,080
Medium-term notes of consolidated subsidiaries, due 2013 to 2047 in 2013 and due 2014 to 2047 in 2014 with interest ranging from 0.13% to 9.40% per annum in 2013 and from 0.10% to 9.40% per annum in 2014	4,502,787	5,355,176
Unsecured notes of parent company, due 2013 to 2019 in 2013 and due 2014 to 2023 in 2014 with interest ranging from 0.19% to 3.00% per annum in 2013 and from 0.19% to 3.00% per annum in 2014	460,000	400,000
Unsecured notes of consolidated subsidiaries, due 2013 to 2031 in 2013 and due 2014 to 2031 in 2014 with interest ranging from 0.13% to 23.00% per annum in 2013 and from 0.08% to 41.79% per annum in 2014	922,636	1,124,810
Long-term capital lease obligations, due 2013 to 2030 in 2013 and due 2014 to 2030 in 2014 with interest ranging from 0.40% to 14.73% per annum in 2013 and from 0.50% to 14.73% per annum in 2014	21,399	21,796

	10,042,252	11,496,573
Less - Current portion due within one year	(2,704,428)	(2,949,663)

	7,337,824	8,546,910

Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions
2015	2,949,663
2016	2,389,789
2017	1,976,199
2018	2,000,971
2019	1,232,727